UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Arizona Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 96.57%
Corporate Revenue Bonds – 11.00%
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) ●	1,000,000	$996,090
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20%
6/1/43 ●	1,500,000	1,556,475
(Southern California Education Co.) Series A 5.00%
6/1/35	2,400,000	2,466,408
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,090,880
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	870,000	991,287
		8,101,140
Education Revenue Bonds – 29.30%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,543,845
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00%
7/1/51	1,000,000	1,068,080
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	336,259
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	400,000	409,936
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,014,180
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	693,697
5.125% 5/15/40	1,305,000	1,352,946
Maricopa County Industrial Development Authority
Revenue
(Greathearts Arizona Projects) Series A 5.00% 7/1/52	725,000	790,562
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	511,050
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	797,811
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village
Project) 5.00% 7/1/31	1,000,000	1,144,230
Northern Arizona University
5.00% 6/1/36	475,000	502,445
5.00% 6/1/41	1,240,000	1,309,192
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,011,690

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	$1,274,125
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	500,000	477,520
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,025,860
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,115,720
Pima County Industrial Development Authority Education
Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	100,000	98,651
144A 5.00% 6/15/52 #	90,000	87,295
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	905,250
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	658,515
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	980,000	981,254
University of Arizona Board of Regents
Series A 5.00% 6/1/38	1,000,000	1,092,960
Unrefunded Balance Series A 5.00% 6/1/25	335,000	365,364
		21,568,437
Electric Revenue Bonds – 2.97%
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,076,080
Series A 5.00% 12/1/45	1,000,000	1,107,290
		2,183,370
Healthcare Revenue Bonds – 19.30%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,597,155
Series A 5.00% 1/1/44	1,000,000	1,070,250
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,055,058
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,073,710
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00%
11/15/36	270,000	264,665
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health) Series A 4.00% 1/1/41	1,000,000	1,009,120
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,553,275

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	$402,222
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series
A 6.00% 7/1/33	790,000	817,129
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,264,344
(Mirabella at ASU Project) Series A 144A 6.125%
10/1/52 #	250,000	267,090
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center) Series A 5.25%
8/1/33	2,000,000	2,172,960
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	327,007
Series A 5.25% 8/1/32	300,000	336,768
		14,210,753
Lease Revenue Bonds – 5.31%
Arizona Certificates of Participation Department
Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,538,580
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,130
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	366,055
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,280
		3,909,045
Local General Obligation Bond – 0.36%
Pinal County Community College District
4.00% 7/1/31	250,000	264,083
		264,083
Pre-Refunded Bonds – 9.90%
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25-19 §	1,250,000	1,272,975
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33-20 §	1,250,000	1,314,250

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	$552,495
6.40% 7/1/47-21 §	500,000	553,740
Pinal County Electric District No. 3
Series A 5.25% 7/1/41-21 §	750,000	810,083
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,000,000	2,052,560
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	665,000	731,014
		7,287,117
Special Tax Revenue Bonds – 6.41%
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	621,334
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,136,130
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	561,039
Series A 5.25% 1/1/36	705,000	738,445
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,082,840
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	577,280
		4,717,068
Transportation Revenue Bonds – 5.57%
Arizona Department of Transportation State Highway Fund
Revenue
5.00% 7/1/35	500,000	566,530
Phoenix Civic Improvement Airport Revenue
Series B 5.00% 7/1/37	1,000,000	1,129,550
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	495,480
5.00% 7/1/32 (AMT)	1,750,000	1,909,495
		4,101,055
Water & Sewer Revenue Bonds – 6.45%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,147,960
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	684,822
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	264,343

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Mesa Utility System Revenue
4.00% 7/1/31	850,000	$903,771
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,169,470
5.00% 7/1/31	500,000	574,315
		4,744,681
Total Municipal Bonds (cost $69,331,865)		71,086,749

Short-Term Investments – 1.77%
Variable Rate Demand Notes – 1.77%¤
Arizona Health Facilities Authority (Banner Health) Series B
1.65% 1/1/46 (LOC - BK TOKYO-MITSUBISHI UFJ )	300,000	300,000
Phoenix Industrial Development Authority Health Care
Revenue (Mayo Clinic) Series B
1.61% 11/15/52 (SPA – Wells Fargo Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $1,300,000)		1,300,000

Total Value of Securities – 98.34%
(cost $70,631,865)		72,386,749
Receivables and Other Assets Net of Liabilities – 1.66%		1,225,532
Net Assets Applicable to 6,632,204 Shares Outstanding – 100.00%		$73,612,281

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $3,124,193, which represents 4.24% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

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Notes
Delaware Tax-Free Arizona Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Insured Funds (Trust) – Delaware Tax-Free Arizona Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$71,086,749
Short-Term Investments	1,300,000
Total Value of Securities	$72,386,749

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

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(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: